Investment Securities Investments Classified by Contractual Maturity Date (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 1,862,965	$ 1,930,109	$ 2,010,309
Available-for-sale Securities, Fair Value Disclosure	1,850,526	1,903,922	2,041,605
Held-to-maturity Securities, Amortized Cost before Other than Temporary Impairment	190,615	189,518	32,928
Held-to-maturity Securities, Fair Value Disclosure	196,382	194,350	31,824
Available for sale and held to maturity securities amortized cost		2,119,627	2,043,237
Available for sale and held to maturity securities fair value disclosure		2,098,272	2,073,429
Asset-backed securities (ABS)
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	10,554	10,573	10,611
Available-for-sale Securities, Fair Value Disclosure	7,616	7,477	8,128
Available For Sale Securities Debt Maturities Yield After Ten Years		1.23%
Residential CMO securities - agency
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	70	96	139
Available-for-sale Securities, Fair Value Disclosure	77	104	148
Available For Sale Securities Debt Maturities Yield		6.14%
Held-to-maturity Securities, Amortized Cost before Other than Temporary Impairment	146,163	159,882	6,800
Held-to-maturity Securities, Fair Value Disclosure	152,003	165,833	7,090
Held To Maturity Securities Debt Maturities Yield		3.14%
Residential CMO securities - nonagency
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,851,998	1,919,046	1,998,977
Available-for-sale Securities, Fair Value Disclosure	1,842,331	1,895,818	2,032,663
Available For Sale Securities Debt Maturities Yield		3.95%
Residential MBS - agency
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	266	317	505
Available-for-sale Securities, Fair Value Disclosure	281	338	540
Available For Sale Securities Debt Maturities Yield		4.39%
Held-to-maturity Securities, Amortized Cost before Other than Temporary Impairment	34,176	19,132	20,959
Held-to-maturity Securities, Fair Value Disclosure	36,174	20,596	21,874
Held To Maturity Securities Debt Maturities Yield		4.65%
Equity Securities
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	77	77	77
Available-for-sale Securities, Fair Value Disclosure	221	185	126
Corporate securities
Schedule of Available-for-sale and Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount		10,504
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value		7,921
Held-to-maturity Securities, Amortized Cost before Other than Temporary Impairment	10,276	10,504	5,169
Held-to-maturity Securities, Fair Value Disclosure	$ 8,205	$ 7,921	$ 2,860
Held To Maturity Securities Debt Maturities Yield After Ten Years		3.79%